Liquidity and Going Concern - Universal Shelf Registration (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2017	Dec. 31, 2014
Liquidity And Going Concern [Line Items]
Long-term debt outstanding		$ 361,800,000
Maximum amount of equity and other securities authorized to offer						$ 250,000,000
Remaining amount of equity and other securities authorized to offer						$ 50,000,000
Aggregate purchase price of common stock warrants & warrants		83,610,000	$ 57,928,000	$ 108,301,000
Proceeds from issuance of common stock, net		83,608,000	57,928,000	107,986,000
November 2014 Registration
Liquidity And Going Concern [Line Items]
Common stock issued and sold under sales agreement			$ 13,900,000	$ 3,600,000
November 2017 Registration
Liquidity And Going Concern [Line Items]
Remaining amount of equity and other securities authorized to offer					$ 350,000,000
November 2017 Registration | ATM Facility
Liquidity And Going Concern [Line Items]
Maximum maximum aggregate offering price authorized					$ 100,000,000.0
Additional value of common stock allowable for issuance		15,500,000
Common Stock
Liquidity And Going Concern [Line Items]
Aggregate purchase price of common stock warrants & warrants	$ 47,500,000
Proceeds from issuance of common stock, net	$ 43,100,000
Common Stock | November 2017 Registration | ATM Facility
Liquidity And Going Concern [Line Items]
Aggregate purchase price of common stock warrants & warrants		$ 83,600,000